Trading assets and liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 3,479	$ 11,461	$ (5,093)
Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	(9)	(310)	(299)
Cross Currency Swaps [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	67	0	0
Cross Currency Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	3,236	11,537	(4,858)
Forward Foreign Exchange [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	(6)	27	93
Future [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total	$ 191	$ 207	$ (29)